Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory [Abstract]
Schedule of Inventory
	June 30, 2025	December 31, 2024

Raw materials	$1,183,148	$1,175,792
In process and finished products	1,552,175	1,433,522

	$2,735,323	$2,609,314